Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Classes of current inventories [abstract]
Traded goods	₨ 514		₨ 685
Stores and spare parts	3		9
Inventories	₨ 517	$ 6	₨ 694